Consolidated Statement of Cash Flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statement of Cash Flows [Line Items]
Net income (loss)	€ (735)	€ (1,356)	€ (6,772)
Adjustments to reconcile net income to net cash provided by (used in) operating activities [Abstract]
Provision for credit losses	525	1,383	956
Restructuring activities	447	(484)	710
Gain on sale of financial assets available for sale, equity method investments, and other	(575)	(899)	(430)
Deferred income taxes, net	1,234	(312)	(987)
Impairment, depreciation and other amortization, and accretion	2,159	3,745	8,908
Share of net income from equity method investments	(141)	(183)	(708)
Income (loss) adjusted for noncash charges, credits and other items	2,914	2,862	1,677
Adjustments for net change in operating assets and liabilities [Abstract]
Interest-earning time deposits with central banks and banks	966	(2,814)	30,096
Central bank funds sold, securities purchased under resale agreements, securities borrowed	8,560	19,440	(10,108)
Financial assets designated at fair value through profit or loss	(6,721)	20,337	12,935
Loans	2,759	18,190	(14,015)
Other assets	21,970	(7,847)	26,756
Deposits	34,601	(15,237)	26,537
Financial liabilities designated at fair value through profit or loss and investment contract liabilities	5,461	8,686	6,101
Central bank funds purchased, securities sold under repurchase agreements, securities loaned	(3,355)	16,362	(1,120)
Other short-term borrowings	1,148	(10,632)	(16,149)
Other liabilities	(23,107)	(12,888)	(14,177)
Senior long-term debt	(12,728)	12,328	13,536
Trading assets and liabilities, positive and negative market values from derivative financial instruments, net	1,596	30,341	13,788
Other, net	5,512	(8,518)	(8,605)
Net cash provided by (used in) operating activities	39,576	70,610	67,252
Proceeds from [Abstract]
Sale of financial assets available for sale	10,657	26,855	18,027
Maturities of financial assets available for sale	6,798	6,029	3,986
Maturities of securities held to maturity	0	0	0
Sale of equity method investments	80	50	165
Sale of property and equipment	113	206	272
Purchase of [Abstract]
Financial assets available for sale	(13,472)	(21,639)	(29,665)
Securities held to maturity	0	0	0
Equity method investments	(12)	(81)	(95)
Property and equipment	(485)	(725)	(432)
Net cash received in (paid for) business combinations/divestitures	82	2,023	555
Other, net	(1,328)	(1,479)	(1,055)
Net cash provided by (used in) investing activities	2,433	11,239	(8,242)
Cash flows from financing activities [Abstract]
Issuances of subordinated long-term debt	881	815	2,942
Repayments and extinguishments of subordinated long-term debt	(176)	(1,102)	(2,043)
Issuances of trust preferred securities	266	121	788
Repayments and extinguishments of trust preferred securities	(666)	(840)	(5,114)
Common shares issued	8,037	0	0
Purchases of treasury shares	(7,912)	(5,264)	(9,177)
Sale of treasury shares	7,471	4,983	8,316
Additional Equity Components (AT1) issued	0	0	0
Purchases of Additional Equity Components (AT1)	(205)	(207)	(407)
Sale of Additional Equity Components (AT1)	217	202	442
Coupon on additional equity components, pre tax	(335)	(333)	(269)
Dividends paid to noncontrolling interests	(11)	(11)	(10)
Net change in noncontrolling interests	(37)	(13)	(17)
Cash dividends paid to Deutsche Bank shareholders	(392)	0	(1,034)
Net cash provided by (used in) financing activities	7,138	(1,649)	(5,583)
Net effect of exchange rate changes on cash and cash equivalents	(5,772)	(28)	94
Net increase (decrease) in cash and cash equivalents	43,376	80,172	53,521
Cash and cash equivalents at beginning of period	185,649	105,478	51,960
Cash and cash equivalents at end of period	229,025	185,649	105,478
Net cash provided by (used in) operating activities include [Abstract]
Income taxes paid (received), net	689	1,572	902
Interest paid	11,784	10,808	10,608
Interest and dividends received [Abstract]
Interest received	21,095	22,579	21,749
Dividend received	3,006	3,256	4,428
Cash and cash equivalents comprise [Abstract]
Cash and central bank balances (not included Interest-earning time deposits with central banks)	222,451	178,105	94,923
Interbank balances (w/o central banks)	6,574	7,544	10,555
Total	€ 229,025	€ 185,649	€ 105,478